Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Schedule Of Provision For Income Taxes

	Years Ended December 31,
	2015	2014	2013
Current:
Federal	$2,624	$(11,296)	$(11,153)
State	(4,168)	5,038	5,687
	(1,544)	(6,258)	(5,466)
Deferred:
Federal	12,649	37,500	30,327
State	3,857	(6,023)	(3,628)
	16,506	31,477	26,699

Total tax expense	$14,962	$25,219	$21,233

Schedule Of Reasons For Differences Between Statutory Federal Income Tax Rate To Income Before Income Tax Expense

	Years Ended December 31,
	2015	2014	2013
Computed Federal tax expense at statutory rate	$75,863	$83,686	$78,436
Decrease in Federal tax expense related to an income tax accounting change for qualifying utility asset improvement costs	(59,488)	(57,015)	(57,467)
State income taxes, net of Federal tax benefit	(202)	(640)	1,338
Increase in tax expense for depreciation expense to be recovered in future rates	199	317	295
Stock-based compensation	(174)	(168)	(421)
Deduction for Aqua America common dividends paid under employee benefit plan	(456)	(350)	(414)
Amortization of deferred investment tax credits	(421)	(416)	(420)
Other, net	(359)	(195)	(114)
Actual income tax expense	$14,962	$25,219	$21,233

Unrecognized Tax Benefits Table

	2015	2014
Balance at January 1,	$25,292	$28,690
Additions based on tax position related to the current year	2,724	1,077
Reductions based on tax position related to prior years	-	(4,475)
Balance at December 31,	$28,016	$25,292

Schedule Of Deferred Tax Assets And Liabilities

	December 31,
	2015	2014
Deferred tax assets:
Customers' advances for construction	$27,675	$27,130
Costs expensed for book not deducted for tax, principally accrued expenses	15,612	14,279
Utility plant acquisition adjustment basis differences	3,489	12,314
Post-retirement benefits	36,362	34,653
Tax loss carryforward	93,263	112,719
Other	1,102	1,528
	177,503	202,623
Less valuation allowance	10,982	6,578
	166,521	196,045

Deferred tax liabilities:
Utility plant, principally due to depreciation and differences in the basis of fixed assets due to variation in tax and book accounting	1,027,406	966,596
Deferred taxes associated with the gross-up of revenues necessary to recover, in rates, the effect of temporary differences	214,861	161,479
Tax effect of regulatory asset for post-retirement benefits	36,362	34,653
Deferred investment tax credit	6,815	7,259
	1,285,444	1,169,987

Net deferred tax liability	$1,118,923	$973,942